Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.1%
	Basic Materials: 4.4%
1,510,000 (1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$1,506,852	0.4
1,000,000 (2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	989,375	0.2
1,050,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,117,567	0.3
920,000 (1)	Constellium SE, 5.750%, 05/15/2024	947,982	0.2
250,000 (1),(2)	Constellium SE, 5.875%, 02/15/2026	265,006	0.1
750,000 (1),(2)	Constellium SE, 6.625%, 03/01/2025	780,067	0.2
1,185,000 (1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,190,433	0.3
1,100,000 (2)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,165,081	0.3
1,375,000 (1)	Novelis Corp., 5.875%, 09/30/2026	1,466,338	0.3
535,000 (1)	Novelis Corp., 6.250%, 08/15/2024	562,413	0.1
850,000 (1)	OCI NV, 5.250%, 11/01/2024	886,125	0.2
1,720,000 (1)	OCI NV, 6.625%, 04/15/2023	1,799,120	0.4
1,000,000 (2)	Olin Corp., 5.125%, 09/15/2027	1,044,823	0.2
1,400,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,512,487	0.4
935,000 (1)	SPCM SA, 4.875%, 09/15/2025	974,728	0.2
1,200,000 (1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,239,270	0.3
1,050,000 (1)	Univar Solutions USA, Inc., 5.125%, 12/01/2027	1,097,912	0.3
		18,545,579	4.4

	Communications: 21.9%
700,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	789,670	0.2
700,000 (1),(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	729,750	0.2
1,750,000 (1)	Altice Luxembourg SA, 10.500%, 05/15/2027	1,998,325	0.5
1,175,000 (1)	Altice Finco SA, 7.625%, 02/15/2025	1,219,550	0.3
1,400,000	AMC Networks, Inc., 4.750%, 08/01/2025	1,408,169	0.3
1,450,000 (1)	Block Communications, Inc., 6.875%, 02/15/2025	1,507,985	0.4
1,600,000 (1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	1,736,292	0.4
950,000	Cablevision Systems Corp., 5.875%, 09/15/2022	1,025,316	0.2
1,900,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,008,015	0.5
900,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	946,053	0.2
840,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	887,101	0.2
2,060,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,177,152	0.5
685,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	699,988	0.2
1,125,000	CenturyLink, Inc., 5.625%, 04/01/2020	1,133,370	0.3
675,000 (2)	CenturyLink, Inc., 5.625%, 04/01/2025	718,629	0.2
675,000	CenturyLink, Inc., 5.800%, 03/15/2022	710,809	0.2
1,475,000 (1),(2)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,636,638	0.4
2,775,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,785,073	0.7
250,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	235,631	0.1
1,450,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,546,063	0.4
2,575,000 (2)	CSC Holdings LLC, 5.250%, 06/01/2024	2,779,931	0.7
1,645,000 (1)	CSC Holdings LLC, 5.500%, 05/15/2026	1,745,448	0.4
770,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	822,938	0.2
600,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	679,394	0.2
1,275,000 (1),(2)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,368,233	0.3
900,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	912,083	0.2
1,900,000 (1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	1,851,265	0.4
530,000	DISH DBS Corp., 5.000%, 03/15/2023	545,020	0.1
1,000,000	DISH DBS Corp., 5.875%, 07/15/2022	1,061,780	0.3
1,725,000 (2)	DISH DBS Corp., 5.875%, 11/15/2024	1,766,331	0.4
1,125,000	Embarq Corp., 7.995%, 06/01/2036	1,191,684	0.3
1,200,000 (1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	1,266,498	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
925,000 (1)	Frontier Communications Corp., 8.000%, 04/01/2027	968,336	0.2
1,300,000	Frontier Communications Corp., 11.000%, 09/15/2025	633,750	0.1
815,000 (1)	GCI LLC, 6.625%, 06/15/2024	884,613	0.2
1,545,000 (1),(2)	Gray Television, Inc., 5.125%, 10/15/2024	1,606,159	0.4
950,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	1,057,445	0.2
1,325,000 (2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,474,523	0.3
475,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	497,871	0.1
1,525,000 (2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,687,946	0.4
550,000 (1),(2)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	386,210	0.1
1,110,000 (1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,013,336	0.2
1,550,000 (2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	920,297	0.2
1,650,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,752,053	0.4
800,000	Level 3 Financing, Inc., 5.125%, 05/01/2023	806,668	0.2
1,000,000	Level 3 Financing, Inc., 5.250%, 03/15/2026	1,041,850	0.2
1,475,000 (1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,338,563	0.3
890,000 (1),(2)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	943,709	0.2
325,000 (1),(2)	Netflix, Inc., 4.875%, 06/15/2030	330,679	0.1
1,775,000	Netflix, Inc., 5.875%, 11/15/2028	1,970,978	0.5
1,475,000 (1),(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,540,763	0.4
1,375,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	1,451,519	0.3
725,000 (1)	Altice France SA/France, 7.375%, 05/01/2026	779,730	0.2
1,375,000 (1),(2)	Plantronics, Inc., 5.500%, 05/31/2023	1,347,486	0.3
775,000 (1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	798,519	0.2
700,000 (1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	736,460	0.2
1,900,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,008,015	0.5
1,675,000 (2)	Sprint Communications, Inc., 6.000%, 11/15/2022	1,759,638	0.4
2,945,000	Sprint Corp., 7.125%, 06/15/2024	3,183,059	0.8
1,400,000	Sprint Corp., 7.625%, 03/01/2026	1,546,510	0.4
1,125,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	1,146,094	0.3
950,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	1,021,081	0.2
1,125,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,250,831	0.3
1,125,000 (1)	Telesat Canada / Telesat LLC, 6.500%, 10/15/2027	1,174,894	0.3
1,575,000 (1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1,669,500	0.4
500,000	T-Mobile USA, Inc., 5.125%, 04/15/2025	518,480	0.1
2,000,000	T-Mobile USA, Inc., 5.375%, 04/15/2027	2,134,645	0.5
475,000 (1)	Townsquare Media, Inc., 6.500%, 04/01/2023	483,510	0.1
1,125,000 (3)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,249,622	0.3
1,225,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	1,264,304	0.3
335,000 (1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	359,070	0.1
1,750,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,856,050	0.4
1,200,000	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	1,229,502	0.3
475,000 (1),(2)	Ziggo BV, 4.875%, 01/15/2030	491,450	0.1
		92,205,902	21.9

	Consumer, Cyclical: 19.8%
2,700,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,793,380	0.7
1,475,000 (1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,320,162	0.3
1,105,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,212,541	0.3
2,000,000 (2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,807,145	0.4
665,000 (1)	American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/2028	676,205	0.2
1,775,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	1,836,388	0.4
1,025,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,051,050	0.2
1,825,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,891,156	0.4
1,215,000 (1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,242,338	0.3
1,145,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,179,825	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,275,000 (1)	Cedar Fair L.P., 5.250%, 07/15/2029	1,376,171	0.3
1,675,000	Century Communities, Inc., 5.875%, 07/15/2025	1,748,976	0.4
350,000 (1),(2),(4)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	365,020	0.1
1,300,000 (1),(2)	Core & Main L.P., 6.125%, 08/15/2025	1,351,987	0.3
2,025,000	Dana, Inc., 5.500%, 12/15/2024	2,087,441	0.5
1,125,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,214,857	0.3
2,075,000 (1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,152,792	0.5
1,925,000	H&E Equipment Services, Inc., 5.625%, 09/01/2025	2,022,049	0.5
1,000,000 (1)	IAA, Inc., 5.500%, 06/15/2027	1,064,350	0.2
1,100,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,178,757	0.3
900,000 (1)	International Game Technology PLC, 6.250%, 02/15/2022	951,102	0.2
1,240,000 (1),(2)	International Game Technology PLC, 6.500%, 02/15/2025	1,394,988	0.3
2,100,000	L Brands, Inc., 6.750%, 07/01/2036	1,848,210	0.4
580,000	Lennar Corp., 8.375%, 01/15/2021	615,032	0.1
1,400,000	Lennar Corp., 5.250%, 06/01/2026	1,536,987	0.4
540,000	Lennar Corp., 5.375%, 10/01/2022	577,968	0.1
1,325,000 (1),(2)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,348,737	0.3
1,225,000 (1)	Live Nation Entertainment, Inc., 4.750%, 10/15/2027	1,270,141	0.3
1,080,000	M/I Homes, Inc., 5.625%, 08/01/2025	1,134,448	0.3
775,000	M/I Homes, Inc., 6.750%, 01/15/2021	778,216	0.2
1,875,000 (1)	Mattel, Inc., 5.875%, 12/15/2027	1,979,250	0.5
1,475,000 (2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,412,773	0.3
895,000 (2)	Meritage Homes Corp., 5.125%, 06/06/2027	955,724	0.2
1,036,000	Meritage Homes Corp., 7.000%, 04/01/2022	1,133,448	0.3
425,000 (2)	MGM Resorts International, 5.500%, 04/15/2027	472,536	0.1
1,100,000 (2)	MGM Resorts International, 5.750%, 06/15/2025	1,234,739	0.3
1,175,000	MGM Resorts International, 6.000%, 03/15/2023	1,292,012	0.3
1,225,000 (1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	1,172,141	0.3
1,100,000 (1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,167,375	0.3
1,200,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,269,504	0.3
400,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	430,139	0.1
1,300,000 (1)	Navistar International Corp., 6.625%, 11/01/2025	1,327,086	0.3
1,375,000 (1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,457,022	0.3
1,125,000 (1)	Performance Food Group, Inc., 5.500%, 10/15/2027	1,205,184	0.3
825,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	842,531	0.2
1,575,000 (1)	PetSmart, Inc., 7.125%, 03/15/2023	1,547,437	0.4
1,500,000 (1),(2)	Resideo Funding, Inc., 6.125%, 11/01/2026	1,515,038	0.4
1,050,000 (1)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,102,500	0.3
870,000	Scientific Games International, Inc., 6.625%, 05/15/2021	884,486	0.2
700,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	750,295	0.2
700,000 (1)	Scientific Games International, Inc., 8.250%, 03/15/2026	773,062	0.2
1,730,000 (1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	1,834,518	0.4
1,250,000 (1),(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,335,125	0.3
1,450,000	Sonic Automotive, Inc., 6.125%, 03/15/2027	1,515,754	0.4
825,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	838,406	0.2
650,000 (1)	Staples, Inc., 7.500%, 04/15/2026	675,593	0.2
1,175,000 (1),(2)	Staples, Inc., 10.750%, 04/15/2027	1,194,799	0.3
1,650,000 (1),(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,683,000	0.4
825,000 (1),(2)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	901,599	0.2
1,475,000	Tempur Sealy International, Inc., 5.500%, 06/15/2026	1,557,010	0.4
1,100,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,169,207	0.3
1,825,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,953,845	0.5

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,000,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	1,077,323	0.3
700,000 (1)	WMG Acquisition Corp., 5.000%, 08/01/2023	717,791	0.2
1,575,000 (1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,602,563	0.4
		83,009,234	19.8

	Consumer, Non-cyclical: 17.5%
435,000	Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	439,486	0.1
960,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	977,602	0.2
200,000	Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	207,833	0.0
975,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,037,741	0.2
1,725,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	1,809,784	0.4
1,025,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,030,481	0.2
3,075,000 (1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	3,507,499	0.8
1,200,000 (1)	Bausch Health Cos, Inc., 5.000%, 01/30/2028	1,234,668	0.3
1,200,000 (1),(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,247,400	0.3
375,000 (1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	392,657	0.1
800,000 (1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	828,252	0.2
875,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	964,119	0.2
1,175,000 (1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,222,488	0.3
715,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	750,285	0.2
770,000 (1)	Centene Corp., 4.250%, 12/15/2027	793,562	0.2
1,025,000 (1)	Centene Corp., 4.625%, 12/15/2029	1,082,092	0.3
900,000 (2)	Centene Corp., 4.750%, 01/15/2025	936,733	0.2
680,000 (1)	Centene Corp., 4.750%, 01/15/2025	707,754	0.2
625,000 (1)	Centene Corp., 5.375%, 06/01/2026	664,437	0.2
550,000	Centene Corp., 6.125%, 02/15/2024	571,312	0.1
1,000,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,007,490	0.2
1,500,000	CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,526,250	0.4
1,450,000 (1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,518,273	0.4
1,000,000	DaVita, Inc., 5.125%, 07/15/2024	1,027,085	0.2
1,025,000 (1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,043,689	0.2
1,200,000 (1),(4)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 05/15/2022	1,220,592	0.3
650,000 (1),(2)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	440,173	0.1
1,465,000 (1)	Garda World Security Corp., 8.750%, 05/15/2025	1,527,248	0.4
1,625,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,739,315	0.4
1,399,000	HCA Healthcare, Inc., 6.250%, 02/15/2021	1,461,605	0.3
3,650,000	HCA, Inc., 5.375%, 02/01/2025	4,043,890	1.0
250,000	HCA, Inc., 5.625%, 09/01/2028	285,362	0.1
1,345,000	HCA, Inc., 7.500%, 02/15/2022	1,488,619	0.4
685,000 (1)	Hertz Corp./The, 6.000%, 01/15/2028	686,267	0.2
750,000 (1),(2)	Hertz Corp./The, 7.125%, 08/01/2026	813,656	0.2
112,000 (1)	Hertz Corp./The, 7.625%, 06/01/2022	116,760	0.0
1,150,000 (1),(2)	Hertz Corp., 5.500%, 10/15/2024	1,181,148	0.3
635,000 (1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	655,064	0.2
1,350,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,390,838	0.3
950,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,051,517	0.3
1,125,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,210,444	0.3
1,000,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,049,375	0.3
1,375,000	Molina Healthcare, Inc., 5.375%, 11/15/2022	1,464,045	0.3
1,925,000 (1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	1,867,231	0.4
1,050,000	New Albertsons L.P., 7.450%, 08/01/2029	1,073,990	0.3
1,150,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,147,154	0.3
775,000 (1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	802,679	0.2
825,000 (1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	893,558	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
600,000 (1),(2),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	560,246	0.1
2,050,000 (1),(2)	Post Holdings, Inc., 5.625%, 01/15/2028	2,212,668	0.5
865,000 (1)	Post Holdings, Inc., 8.000%, 07/15/2025	928,936	0.2
1,625,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	1,762,077	0.4
1,175,000 (1),(2)	Simmons Foods, Inc., 5.750%, 11/01/2024	1,183,325	0.3
1,550,000	Spectrum Brands, Inc., 5.750%, 07/15/2025	1,621,703	0.4
950,000 (2)	Tenet Healthcare Corp., 5.125%, 05/01/2025	980,875	0.2
1,975,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,174,070	0.5
575,000	Tenet Healthcare Corp., 8.125%, 04/01/2022	637,117	0.2
1,025,000 (2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,039,437	0.2
750,000	United Rentals North America, Inc., 4.625%, 10/15/2025	772,639	0.2
720,000	United Rentals North America, Inc., 4.875%, 01/15/2028	751,018	0.2
385,000	United Rentals North America, Inc., 5.250%, 01/15/2030	415,088	0.1
770,000	United Rentals North America, Inc., 5.500%, 07/15/2025	801,684	0.2
335,000	United Rentals North America, Inc., 5.500%, 05/15/2027	359,721	0.1
1,245,000	United Rentals North America, Inc., 6.500%, 12/15/2026	1,370,636	0.3
680,000 (1)	Vizient, Inc., 6.250%, 05/15/2027	729,536	0.2
1,225,000 (1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,224,988	0.3
		73,665,266	17.5

	Energy: 8.3%
665,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	686,612	0.2
400,000 (1),(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	423,929	0.1
1,225,000 (1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	505,343	0.1
2,735,000 (1),(2)	California Resources Corp., 8.000%, 12/15/2022	1,182,887	0.3
1,600,000 (2)	Carrizo Oil & Gas, Inc., 6.250%, 04/15/2023	1,627,744	0.4
612,000 (1)	Chesapeake Energy Corp., 11.500%, 01/01/2025	578,340	0.1
1,500,000 (2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,537,485	0.4
750,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	766,564	0.2
1,650,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,646,560	0.4
950,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	521,013	0.1
600,000 (1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	620,894	0.1
475,000 (1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	500,223	0.1
1,555,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,668,717	0.4
1,470,000	Gulfport Energy Corp., 6.000%, 10/15/2024	1,047,375	0.2
1,025,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	1,039,094	0.2
1,597,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,660,880	0.4
1,245,000 (1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,173,444	0.3
1,430,000 (1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,469,822	0.4
1,460,000	Montage Resources Corp., 8.875%, 07/15/2023	1,350,485	0.3
1,245,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	949,745	0.2
685,000	Murphy Oil Corp., 5.875%, 12/01/2027	720,106	0.2
975,000	Murphy Oil Corp., 5.750%, 08/15/2025	1,021,834	0.2
525,000 (1)	Noble Holding International Ltd., 7.875%, 02/01/2026	382,120	0.1
2,050,000	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,116,605	0.5

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
525,000	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	538,353	0.1
80,000	Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	83,228	0.0
80,000	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	85,172	0.0
1,750,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,719,064	0.4
575,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	630,689	0.2
1,060,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	1,178,561	0.3
340,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	349,775	0.1
1,875,000	Transocean, Inc., 6.800%, 03/15/2038	1,336,125	0.3
575,000	Valaris plc, 5.750%, 10/01/2044	260,725	0.1
1,625,000 (1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,538,331	0.4
725,000 (1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	755,341	0.2
1,300,000 (2)	WPX Energy, Inc., 5.250%, 10/15/2027	1,373,905	0.3
		35,047,090	8.3

	Financial: 5.8%
400,000 (1)	Alliance Data Systems Corp., 4.750%, 12/15/2024	400,000	0.1
475,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	511,373	0.1
1,050,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,124,122	0.3
1,500,000 (2)	Ally Financial, Inc., 5.750%, 11/20/2025	1,681,875	0.4
1,060,000	CIT Group, Inc., 5.000%, 08/15/2022	1,126,243	0.3
205,000	CIT Group, Inc., 5.250%, 03/07/2025	225,927	0.0
650,000	CIT Group, Inc., 6.125%, 03/09/2028	768,851	0.2
1,850,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,916,295	0.5
2,200,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	2,347,123	0.6
1,120,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,145,200	0.3
1,775,000 (2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,938,451	0.5
1,525,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,620,351	0.4
1,075,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	1,104,562	0.3
1,650,000	Navient Corp., 7.250%, 09/25/2023	1,868,658	0.4
1,375,000 (1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,426,318	0.3
1,050,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,062,862	0.2
475,000	Springleaf Finance Corp., 5.375%, 11/15/2029	496,684	0.1
410,000 (2)	Springleaf Finance Corp., 6.125%, 05/15/2022	441,263	0.1
975,000	Springleaf Finance Corp., 6.125%, 03/15/2024	1,070,053	0.2
1,725,000	Springleaf Finance Corp., 7.125%, 03/15/2026	1,997,679	0.5
		24,273,890	5.8

	Industrial: 11.9%
1,655,000 (1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,726,024	0.4
1,675,000	AECOM, 5.875%, 10/15/2024	1,857,198	0.4
1,050,000 (1)	Amsted Industries, Inc., 5.625%, 07/01/2027	1,115,990	0.3
2,050,000 (1),(4)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	2,123,390	0.5
800,000 (1),(2)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.250%, 08/15/2027	843,496	0.2
1,400,000 (1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,446,081	0.3
975,000 (1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	1,048,149	0.3
1,675,000 (1)	BMC East LLC, 5.500%, 10/01/2024	1,746,883	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
375,000 (1),(2)	Bombardier, Inc., 6.000%, 10/15/2022	375,825	0.1
1,675,000 (1)	Bombardier, Inc., 8.750%, 12/01/2021	1,838,941	0.4
1,325,000 (1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,456,304	0.4
1,225,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,261,750	0.3
925,000 (1)	Clean Harbors, Inc., 4.875%, 07/15/2027	975,274	0.2
425,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	457,065	0.1
1,100,000 (1)	F-Brasile SpA / F-Brasile US LLC, 7.375%, 08/15/2026	1,166,000	0.3
1,505,000 (1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,448,547	0.3
1,200,000 (1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,322,220	0.3
340,000 (1)	GFL Environmental, Inc., 7.000%, 06/01/2026	360,144	0.1
875,000 (1)	Granite Holdings US Acquisition Co., 11.000%, 10/01/2027	888,429	0.2
1,675,000 (1),(2)	Itron, Inc., 5.000%, 01/15/2026	1,740,488	0.4
1,675,000 (1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	1,742,695	0.4
1,375,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	1,443,736	0.3
760,000 (1)	Masonite International Corp., 5.375%, 02/01/2028	804,156	0.2
725,000 (1)	Masonite International Corp., 5.750%, 09/15/2026	772,377	0.2
1,675,000 (1),(2)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	1,658,233	0.4
1,350,000 (1)	Norbord, Inc., 5.750%, 07/15/2027	1,404,469	0.3
460,000 (1),(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	492,009	0.1
1,270,000 (1),(2)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	1,390,650	0.3
1,275,000 (1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	1,369,474	0.3
1,075,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,102,773	0.3
225,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	233,016	0.1
950,000 (1)	Sealed Air Corp., 5.500%, 09/15/2025	1,047,769	0.3
1,475,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	1,607,750	0.4
2,375,000 (1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,502,633	0.6
1,265,000 (1),(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,385,615	0.3
580,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	597,641	0.1
1,075,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,158,686	0.3
1,150,000 (1)	TransDigm, Inc., 5.500%, 11/15/2027	1,165,042	0.3
1,075,000	TransDigm, Inc., 6.375%, 06/15/2026	1,142,145	0.3
1,500,000	TransDigm, Inc., 6.500%, 05/15/2025	1,563,128	0.4
422,000 (1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	443,891	0.1
		50,226,086	11.9

	Technology: 4.1%
1,750,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,842,601	0.4
550,000	CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	575,897	0.1
1,525,000 (2)	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,695,930	0.4
2,000,000 (1),(2)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,059,980	0.5
396,000 (1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	402,684	0.1
600,000 (1),(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	633,750	0.2
1,425,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,461,216	0.4
304,000 (1)	MSCI, Inc., 5.250%, 11/15/2024	312,957	0.1
380,000 (1)	MSCI, Inc., 5.750%, 08/15/2025	399,471	0.1
975,000 (1)	MTS Systems Corp., 5.750%, 08/15/2027	1,021,651	0.2
1,000,000 (1)	Open Text Corp., 5.625%, 01/15/2023	1,019,585	0.2
650,000 (1)	Open Text Corp., 5.875%, 06/01/2026	696,703	0.2
1,370,000 (1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,427,081	0.3
1,825,000 (1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,888,857	0.5

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,825,000 (1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,693,445	0.4
		17,131,808	4.1

	Utilities: 2.4%
1,675,000 (2)	Calpine Corp., 5.750%, 01/15/2025	1,723,156	0.4
680,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	690,200	0.2
1,520,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	1,618,169	0.4
1,300,000 (1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,318,414	0.3
885,000	NRG Energy, Inc., 5.750%, 01/15/2028	961,862	0.2
1,150,000	NRG Energy, Inc., 6.625%, 01/15/2027	1,249,878	0.3
1,000,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,062,323	0.3
1,225,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,293,110	0.3
		9,917,112	2.4

	Total Corporate Bonds/Notes
	(Cost $390,698,539)	404,021,967	96.1

BANK LOANS: 1.1%
	Consumer, Non-cyclical: 0.2%
1,025,000	Bellring Brands LLC - TL B 1L, 6.780%, (US0001M + 5.000%), 10/10/2024	1,039,734	0.2

	Containers & Glass Products: 0.2%
917,921	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.549%, (US0001M + 2.750%), 02/05/2023	922,080	0.2

	Electronics/Electrical: 0.3%
1,125,000	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.902%, (US0003M + 3.000%), 11/03/2023	1,102,500	0.3

	Health Care: 0.4%
868,808	Bausch Health Companies, Inc. 2018 Term Loan B, 4.740%, (US0001M + 3.000%), 06/02/2025	875,189	0.2
950,000	Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 10/10/2025	813,834	0.2
		1,689,023	0.4

	Total Bank Loans
	(Cost $4,645,328)	4,753,337	1.1

CONVERTIBLE BONDS/NOTES: 0.2%
	Communications: 0.2%
625,000	DISH Network Corp., 3.375%, 08/15/2026	602,750	0.2

	Total Convertible Bonds/Notes
	(Cost $619,800)	602,750	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Consumer Staples: 0.2%
27,789 (5),(6)	Southeastern Grocers, Inc.	917,037	0.2

	Total Common Stock
	(Cost $848,084)	917,037	0.2

	Total Long-Term Investments
	(Cost $396,811,751)	410,295,091	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.8%
	Commercial Paper: 1.6%
825,000 (7)	Banco Santander S.A., 1.950%, 02/05/2020	823,517	0.2
775,000 (7)	DBS Bank Ltd., 1.820%, 02/18/2020	773,114	0.2
600,000 (7)	Flex Co. LLC, 1.910%, 01/31/2020	599,070	0.1
850,000 (7)	Le Mouvement Des Caisses Desjardins, 1.860%, 02/14/2020	848,162	0.2
900,000 (7)	LMA Americas LLC, 1.810%, 01/23/2020	898,832	0.2
800,000 (7)	Nederlandse Waterschapsbank, 1.870%, 02/12/2020	798,350	0.2
400,000 (7)	Sheffield Receivables Company LLC, 1.950%, 02/27/2020	398,810	0.1
850,000 (7)	Starbird Funding Corp., 1.910%, 02/20/2020	847,772	0.2
625,000 (7)	United Overseas Bnk Group, 1.900%, 01/24/2020	624,327	0.2

	Total Commercial Paper
	(Cost $6,611,954)	6,611,954	1.6

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes: 3.5%
825,000 (7)	Australia & New Zealand Banking Group Ltd., 1.920%, 04/09/2020	825,239	0.2
250,000 (7)	Bank of America Corp., 1.910%, 05/07/2020	250,000	0.0
900,000 (7)	Bank of Nova Scotia, 1.940%, 05/08/2020	899,933	0.2
350,000 (7)	Bedford Row Funding, 1.820%, 01/07/2020	350,019	0.1
700,000 (7)	Commonwealth Bank of Australia, 1.940%, 06/10/2020	699,998	0.2
700,000 (7)	Coöperatieve Rabobank U.A., 1.980%, 04/20/2020	700,196	0.2
625,000 (7)	Crédit Industriel et Commercial, 1.990%, 04/24/2020	625,048	0.1
775,000 (7)	Credit Suisse Group AG, 1.890%, 04/17/2020	775,347	0.2
675,000 (7)	DNB ASA, 1.930%, 02/14/2020	675,097	0.2
700,000 (7)	HSBC Bank PLC, 1.970%, 06/03/2020	699,998	0.2
700,000 (7)	Mitsubishi UFJ Financial Group, Inc., 1.970%, 03/18/2020	700,133	0.2
250,000 (7)	Mitsubishi UFJ Financial Group, Inc., 1.980%, 03/12/2020	250,064	0.0
250,000 (7)	Mizuho Financial Group Inc., 1.960%, 05/05/2020	250,010	0.0
700,000 (7)	Mizuho Financial Group Inc., 2.010%, 05/22/2020	700,033	0.2
275,000 (7)	National Australia Bank Ltd., 1.890%, 02/10/2020	275,006	0.1
700,000 (7)	National Bank Of Canada, 1.990%, 05/01/2020	700,090	0.2
975,000 (7)	Skandinaviska Enskilda Banken AB, 1.950%, 05/11/2020	975,031	0.2
650,000 (7)	Sumitomo Mitsui Trust Holdings, Inc., 1.750%, 03/11/2020	650,190	0.1
300,000 (7)	Sumitomo Mitsui Trust Holdings, Inc., 2.040%, 04/24/2020	299,998	0.1
800,000 (7)	The Norinchukin Bank, 2.050%, 04/24/2020	800,288	0.2
450,000 (7)	The Sumitomo Mitsui Financial Group, 1.970%, 05/12/2020	449,924	0.1
325,000 (7)	The Sumitomo Mitsui Financial Group, 1.990%, 01/31/2020	325,027	0.1
850,000 (7)	Toronto-Dominion Bank, 1.850%, 02/13/2020	850,024	0.2
525,000 (7)	Westpac Banking Corp, 1.830%, 02/10/2020	525,042	0.1
400,000 (7)	Westpac Banking Corp, 1.970%, 06/03/2020	400,015	0.1
	Total Floating Rate Notes
	(Cost $14,651,750)	14,651,750	3.5

	Repurchase Agreements: 10.9%
17,648,587 (7)	Bank of America Inc., Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $17,650,105, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-4.523%, Market Value plus accrued interest $18,001,559, due 04/01/24-09/01/49)	17,648,587	4.2
10,634,792 (7)	Citadel Securities LLC, Repurchase Agreement dated 12/31/19, 1.60%, due 01/02/20 (Repurchase Amount $10,635,724, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $10,848,453, due 01/15/20-11/15/48)	10,634,792	2.5
17,648,587 (7)	Citigroup, Inc., Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $17,650,105, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,001,559, due 02/13/20-09/20/69)	17,648,587	4.2

	Total Repurchase Agreements
	(Cost $45,931,966)	45,931,966	10.9

	Certificates of Deposit: 0.5%
750,000 (7)	Deutscher Sparkassen- und Giroverband, 1.860%, 02/13/2020	750,212	0.2
775,000 (7)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.830%, 02/13/2020	774,937	0.2
725,000 (7)	Landesbank Baden-Wurttemberg, 2.180%, 01/09/2020	725,091	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposit (continued)

	Total Certificates of Deposit
	(Cost $2,250,240)	2,250,240	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds(7): 3.3%
1,550,000 (7)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.520%	1,550,000	0.4
10,346,000 (7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500%	10,346,000	2.5
1,840,000 (7),(8)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 1.510%	1,840,000	0.4
	Total Mutual Funds
	(Cost $13,736,000)	13,736,000	3.3

	Total Short-Term Investments
	(Cost $83,181,910)	83,181,910	19.8

	Total Investments in Securities (Cost $479,993,661)	$493,477,001	117.4
	Liabilities in Excess of Other Assets	(73,189,533)	(17.4)
	Net Assets	$420,287,468	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$917,037	$917,037
Total Common Stock	–	–	917,037	917,037
Corporate Bonds/Notes	–	404,021,967	–	404,021,967
Bank Loans	–	4,753,337	–	4,753,337
Convertible Bonds/Notes	–	602,750	–	602,750
Short-Term Investments	13,736,000	69,445,910	–	83,181,910
Total Investments, at fair value	$13,736,000	$478,823,964	$917,037	$493,477,001

At December 31, 2019, Voya High Yield Bond Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $480,061,088.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,973,489
Gross Unrealized Depreciation	(5,557,576)
Net Unrealized Appreciation	$13,415,913